CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013		Jun. 30, 2014	Jun. 30, 2013
OPERATING ACTIVITIES
Net income (loss) for the period	$ 37,676	$ (24,380)		$ 146,528	$ (521)
Add (deduct) items not affecting cash:
Amortization of property, plant and mine development (note 5)	77,570	70,128		151,107	140,199
Deferred income and mining taxes	1,607	(562)		8,339	6,464
Gain on sale of available-for-sale securities (note 8)	(5,016)			(5,289)
Stock-based compensation (note 7)	9,587	9,332		23,490	25,609
Impairment loss on available-for-sale securities (note 8)	2,419	17,313		2,419	28,308
Foreign currency translation loss (gain)	8,666	(11,120)		326	(7,462)
Loss on equity investment (note 14)	2,325			2,325
Other	4,769	5,877		5,029	11,008
Adjustment for settlement of environmental remediation	(81)	(2,990)		(1,015)	(5,542)
Changes in non-cash working capital balances:
Trade receivables	16,611	10,525		9,500	7,749
Income taxes	3,109	(4,199)		33,568	(8,107)
Inventories	(9,670)	3,789		15,842	31,781
Other current assets	(18,431)	(15,091)		(2,911)	(20,856)
Accounts payable and accrued liabilities	73,725	24,283		56,320	14,181
Interest payable	(7,157)	(7,607)		(140)	(1,441)
Cash provided by operating activities	197,709	75,298		445,438	221,370
INVESTING ACTIVITIES
Additions to property, plant and mine development (note 5)	(101,512)	(171,773)		(200,305)	(302,407)
Equity investment (note 14)	(464,902)			(464,902)
Acquisition of Urastar Gold Corporation, net (note 14)		(10,051)	[1]		(10,051)	[1]
(Increase) decrease in short-term investments	(2,004)	2,308		(2,004)	3,612
Net proceeds from sale of available-for-sale securities (note 8)	39,529			40,142
Purchase of available-for-sale securities and warrants (note 8)		(39,584)		(13,385)	(52,259)
(Increase) decrease in restricted cash	(7,375)	818		(1,431)	1,344
Cash used in investing activities	(536,264)	(218,282)		(641,885)	(359,761)
FINANCING ACTIVITIES
Dividends paid	(12,940)	(31,759)		(24,913)	(61,649)
Repayment of capital lease obligations	(2,431)	(3,509)		(6,683)	(6,062)
Sale-leaseback financing				1,027
Proceeds from long-term debt (note 9)	730,000	50,000		730,000	90,000
Repayment of long-term debt (note 9)	(330,000)			(410,000)	(70,000)
Repurchase of common shares for restricted share unit plan (note 6)				(7,518)	(19,000)
Common shares issued (note 6)	11,266	3,945		15,895	15,884
Cash provided by (used in) financing activities	395,895	18,677		297,808	(50,827)
Effect of exchange rate changes on cash and cash equivalents	1,658	(599)		311	(1,471)
Net increase (decrease) in cash and cash equivalents during the period	58,998	(124,906)		101,672	(190,689)
Cash and cash equivalents, beginning of period	181,775	232,285		139,101	298,068
Cash and cash equivalents, end of period	240,773	107,379		240,773	107,379
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid (note 9)	22,305	21,715		30,456	28,547
Income and mining taxes paid	$ 13,172	$ 9,367		$ 21,321	$ 31,000

[1]	Inclusive of cash transaction costs.